DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Liability Activity

The following table is a summary of the derivative liability activity for the years ended December 31, 2021 and 2020:

Derivative Liability Balance as of January 1, 2020	$7,717,150
Additional derivative liability on new notes	447,903
Change in fair value of derivative liability	(2,861,069)
Derivative Liability Balance as of December 31, 2020	5,303,984
Liability extinguished	(5,303,984)
Derivative Liability Balance as of December 31, 2021	$—